Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividends [Line Items]
Cash dividends received	₩ 35,818	₩ 43,014	₩ 2,552
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	173,499	159,539	35,733
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	7,583	8,806	13,700
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 181,082	₩ 168,345	₩ 49,443